Fair Value - Changes in Fair Value (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt | Recurring | Level 3
Level 3 Liabilities
Fair value, liability value		$ 0	$ (44,542)	$ (44,542)	$ 0	$ 0
Unrealized gain related to balance recorded in earnings		0	50	57	1,822
Consolidation of securitization trust					(56,928)
Purchases, contributions, or accretions, liabilities			389		10,564
Unrealized gains (losses) on ending balance in earnings		0	50	57	1,822
Paydowns, distributions or sales		0		638
Deconsolidation				43,847
Fair value, liability value		0	(44,103)	0	(44,542)	0
Due to Affiliates—Contingent Consideration for Internalization | Recurring | Level 3
Level 3 Liabilities
Fair value, liability value		0	(20,650)	(20,650)	(41,250)	(52,990)
Unrealized gain in earnings						11,740
Unrealized gain related to balance recorded in earnings		0	10,480	1,730	20,600	11,740
Acquired through the Merger					0
Unrealized gains (losses) on ending balance in earnings		0	10,480	1,730	20,600
Transfer out of liabilities into equity				12,539
Transfers out of Level 3				6,381
Fair value, liability value		0	(10,170)	0	(20,650)	(41,250)
Loans Receivable | Recurring | Level 3
Level 3 Assets
Fair value, asset value		0	45,423	45,423	0	0
Unrealized gains (losses) In earnings		0	(704)	(715)	(2,309)
Consolidation of securitization trust					58,296
Paydowns, distributions or sales		0	(389)	(638)	(10,564)
Unrealized gains (losses) on ending balance in earnings		0	(704)	(715)	(2,309)
Deconsolidation				(44,070)
Fair value, asset value		0	44,330	0	45,423	0
Equity Method Investments | Recurring | Level 3
Level 3 Assets
Fair value, asset value		81,085	363,901	363,901	0	0
Unrealized gains (losses) In earnings		1,437	6,273	(67)	6,104	0
Acquired through the Merger					362,269
Purchases, contributions or accretion		101,195	60,044	61,113	162,323
Paydowns, distributions or sales		(6,341)	(158,943)	(188,409)	(166,795)
Realized gains in earnings		755	2,842	3,208
Unrealized gains (losses) on ending balance in earnings		1,437	6,021	(67)	6,104
Transfers out of Level 3				(132,527)
Contribution to Colony Credit (Note 4)			(26,134)	(26,134)
Fair value, asset value		178,131	247,983	81,085	363,901	0
Securities | Recurring | Level 3
Level 3 Assets
Fair value, asset value		64,127	323,243	323,243	0	0
Unrealized gains (losses) In earnings						0
Acquired through the Merger					427,560
Purchases, contributions or accretion		1,769	2,969	21,049	40,035
Paydowns, distributions or sales		(2,882)	(83,588)	(138,261)	(120,728)
Realized gains in earnings		(667)	4,030	3,877	(38,885)
Unrealized gains (losses) In accumulated other comprehensive income		2,063	(20,715)	(21,437)	15,261
Unrealized gains (losses) on ending balance in earnings		0	0	0	0
Deconsolidation				(124,344)
Unrealized gains (losses) on ending balance in other comprehensive income (loss)		(1,322)	(5,457)	(3,386)
Fair value, asset value		64,410	225,939	64,127	323,243	0
THL Hotel Portfolio | Due to Affiliates—Contingent Consideration for Internalization | Recurring | Level 3
Level 3 Liabilities
Fair value, liability value		(8,903)	(7,419)	(7,419)	0	0
Unrealized gain related to balance recorded in earnings		(409)	(341)	(1,484)	(648)
Consideration for business combination					(6,771)
Unrealized gains (losses) on ending balance in earnings		(409)	(341)	(1,484)	(648)
Fair value, liability value		$ (9,312)	$ (7,760)	$ (8,903)	$ (7,419)	$ 0
Senior Management | Due to Affiliates—Contingent Consideration for Internalization | Due to Affiliates—Contingent Consideration for Internalization | Recurring | Level 3
Level 3 Liabilities
Transfers out of Level 3	$ 6,400
Affiliated Entity | Common Stock And OP Units | Senior Management | Due to Affiliates—Contingent Consideration for Internalization
Level 3 Liabilities
Transfer out of liabilities into equity	$ 12,500